Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2001

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment grade tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 10

How to Redeem Shares 12

Account and Share Information 15

Who Manages the Fund? 16

Financial Information 17

Independent Auditors' Report 38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Liquidity Risks. There may be more limited trading opportunities for unrated or noninvestment grade tax exempt securities.
  Risks Associated with Noninvestment Grade Securities. Noninvestment grade securities may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses[4]	1.03%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2002.

Total Waivers of Fund Expenses	0.68%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) is 0.17% for the fiscal year ending September 30, 2002.

3 The Fund does not anticipate accruing or paying shareholder services fees for the fiscal year ending September 30, 2002. If the Fund were to accrue or pay shareholder services fees, it could pay up to 0.25% of the average net assets of the Institutional Shares.

4 Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 0.10% for the fiscal year ended September 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$105

3 Years	$328

5 Years	$569

10 Years	$1,259

What are the Fund's Investment Strategies?

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The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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The Fund invests at least 65% of its portfolio in investment grade tax exempt securities. The Fund may invest the remainder of its portfolio in noninvestment grade tax exempt securities. The Adviser performs a fundamental credit analysis on all tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Fund's investments in noninvestment grade securities will be more dependent on the Adviser's credit analysis than would be investment grade securities, because noninvestment grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Certain of the tax exempt securities in which the Fund invests may have credit enhancement, which consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below BBB by an NRSRO, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their price more negatively, and their trading market may be more limited.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

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The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Municipal Ultrashort Fund's dividends will be exempt from the taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Jeff A. Kozemchak

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Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since October 2000. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout the Period)

Reference is made to the Independent Auditors' Report on page 38.

Period Ended
9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.00
Income From Investment Operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.09

Less Distributions:
Distributions from net investment income	(0.08)

TOTAL DISTRIBUTIONS	(0.08)

Net Asset Value, End of Period	$2.01

Total Return[2]	4.65%

Ratios to Average Net Assets:

Expenses	0.10%[3]

Net investment income	3.70%[3]

Expense waiver/reimbursement[4]	1.08%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$83,180

Portfolio turnover	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2001

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--53.5%
		Alabama--1.5%
$1,000,000	[2]	Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	AA		$1,002,050
2,000,000		Selma, AL IDB, Annual Tender PCR Refunding Bonds (Series 1993B), 4.25% TOBs (International Paper Co.) 7/15/2002	BBB		2,012,520

		TOTAL			3,014,570

		Arkansas--0.9%
710,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2002	A		718,428
720,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A		737,309
310,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A		318,516

		TOTAL			1,774,253

		California--2.8%
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB		1,020,540
500,000		San Diego, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.50% (Hollywood Palms Apartments)/(Fannie Mae GTD), 5/1/2003	AAA		503,245
3,405,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	A1		3,427,541
600,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	A1		603,972

		TOTAL			5,555,298

		Colorado--0.5%
720,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2000), 5.20% (Evangelical Lutheran Good Samaritan Society), 12/1/2001	A-		723,017
240,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 4.50%, 12/1/2002	BBB+		242,729

		TOTAL			965,746

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Florida--0.5%
$1,000,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		$998,590

		Georgia--0.5%
1,000,000		Crisp County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 4.90% TOBs (International Paper Co.), 3/1/2002	BBB		1,005,810

		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	A		1,044,890

		Illinois--2.1%
670,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series 1996B), 5.125% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.25%), 2/15/2002	A-		674,991
920,000		Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A		944,803
500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA		512,580
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Refunding Revenue Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas LOC), 2/1/2004	AA-/A-1+		2,088,920

		TOTAL			4,221,294

		Indiana--1.5%
1,500,000		Huntington County, IN, Community School Corp., 4.10% TANs, 12/28/2001	NR		1,503,990
1,225,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	A2		1,237,507
250,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	A2		252,552

		TOTAL			2,994,049

		Kansas--2.3%
3,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	A2		3,000,480
110,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2002	AA		110,733
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Kansas--continued
$110,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	AA		$113,054
120,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	AA		124,990
125,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	AA		131,357
1,082,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	A-		1,082,866

		TOTAL			4,563,480

		Kentucky--0.7%
1,400,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 3.05% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/6/2001	BBB		1,400,000

		Louisiana--2.8%
500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB		518,530
3,035,000		Louisiana State Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, 5.50% TOBs (Loop, Inc.), Mandatory Tender 6/1/2002	A		3,074,789
1,900,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,916,872

		TOTAL			5,510,191

		Massachusetts--0.6%
1,155,000		Massachusetts HEFA, Revenue Bonds (Series C), 4.00% (Milton Hospital), 7/1/2002	BBB+		1,161,826

		Michigan--2.1%
1,000,000		Detroit, MI, Self-Insurance LT GO, (Series 1995A), 5.70% (Original Issue Yield: 5.75%), 5/1/2002	BBB+		1,017,200
925,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	Baa1		930,901
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-		515,875
900,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB		900,000
750,000		Tahquamenon, MI, Area School District, 4.00% TRANs, 6/28/2002	NR		752,096

		TOTAL			4,116,072

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Missouri--0.5%
$705,000		Missouri State Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+		$715,624
250,000		Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A		258,218

		TOTAL			973,842

		Nebraska--2.0%
2,375,000	[2]	Douglas County, NE, Variable Rate Demand IDRB (Series 1984), 4.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2001	BBB		2,376,092
1,590,000	[2]	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 4.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2001	BBB		1,590,747

		TOTAL			3,966,839

		Nevada--1.1%
2,000,000		Clark County, NV, School District, GO LT, (Series 2001F), (FSA INS), 5.00%, 6/15/2004	AAA		2,113,860

		New Hampshire--1.0%
2,000,000	[2]	Claremont, NH, 5.25% TANs, 12/28/2001	Baa1		2,012,320

		New Jersey--1.0%
1,000,000		Cumberland County, NJ, Utilities Authority, Project Notes (Series 2000), 5.375%, 1/1/2002	NR		1,007,230
1,000,000	[2]	Wildwood, NJ, 4.375% BANs, 3/8/2002	Baa2		1,008,090

		TOTAL			2,015,320

		New York--3.7%
5,000,000		Ogdensburg, NY, Enlarged City School District, GO UT, 3.75% RANs, 6/28/2002	NR		5,014,301
1,250,000		Long Island Power Authority, NY, Electrical System Revenue Bonds (Series A), 5.25%, 12/1/2002	A-		1,289,900
1,000,000		New York State Dormitory Authority, (Mt. Sinai NYU Health Obligated Group), (Series 2000B), 5.40%, 07/01/2022	BBB		1,000,000

		TOTAL			7,304,201

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		North Carolina--2.4%
$2,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		$2,050,500
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+		1,050,360
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+		1,552,110

		TOTAL			4,652,970

		Ohio--7.9%
500,000		Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		500,710
1,240,000		Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	A1		1,287,467
1,230,000	[2]	Franklin County, OH IDA, Revenue Bonds, 2.75% TOBs (C M Media, Inc.)/(KeyBank, N.A. LOC), Optional Tender 3/1/2002	A		1,230,000
1,120,000		Franklin County, OH, Refunding Revenue Bonds, 4.20% (Capitol South Community Urban Redevelopment Corp.), 6/1/2002	NR		1,128,781
900,000		Knox County, OH, Hospital Facilities Refunding Revenue Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		920,079
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds (Series A), 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-		3,154,140
1,000,000		Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.) 9/1/2003	BBB-		1,001,260
4,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+		4,001,640
1,000,000		Ohio State Air Quality Development Authority, (Series A), 4.85% TOBs (Ohio Edison Co.) 2/1/2003	Baa2		1,004,690
1,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 5.35% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2002	Baa3		1,010,350
500,000		Ohio State Water Development Authority, Refunding Revenue Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-		499,415

		TOTAL			15,738,532

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Oklahoma--4.0%
$8,000,000		Oklahoma Student Loan Authority, Subordinate Auction Rate Notes (Series 2001B1), 2.62%, 06/01/2031	A		$8,000,000

		Oregon--0.5%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA		1,048,080

		Pennsylvania--0.6%
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB		340,636
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB		423,152
415,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		436,924

		TOTAL			1,200,712

		Rhode Island--1.5%
1,000,000	[2]	Johnston, RI, (Series 2001), 3.35% BANs, 6/20/2002	BBB-		1,000,428
2,000,000	[2]	Johnston, RI, (Series 2001), 3.50% BANs, 6/20/2002	BBB-		2,004,780

		TOTAL			3,005,208

		South Dakota--0.3%
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+		520,215

		Texas--4.1%
1,500,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB		1,535,310
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series A), 4.80% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2003	BBB		1,015,400
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series A), 5.95% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2003	BB		1,934,500
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(Fleet National Bank LOC), Mandatory Tender 11/1/2006	A+		1,003,660
1,500,000		Lewisville, TX, Tax Anticipation Notes (Series 2001), 4.00%, 2/15/2004	NR		1,524,660
1,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,000,910

		TOTAL			8,014,440

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Utah--1.7%
$3,300,000		Box Elder County, UT, PCR Bonds, 2.475% TOBs (Nucor Corp.), Optional Tender 10/1/2002	VMIG1		$3,300,000

		Virginia--0.5%
1,000,000		Louisa, VA, IDA, (Series 1997A), 5.15% TOBs (Virginia Electric Power Co.), Mandatory Tender 4/1/2002	A-/A-1		1,007,620

		Wisconsin--0.9%
400,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2002	A+		406,508
1,000,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+		1,027,940
150,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		154,560
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		124,192
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,108

		TOTAL			1,848,308

		Wyoming--0.5%
1,000,000		Albany County, WY, PCR Bonds (Series 1985), 5.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2001	BBB-		1,001,780

		TOTAL SHORT-TERM MUNICIPAL BONDS (IDENTIFIED COST $105,611,476)			106,050,316

		VARIABLE RATE DEMAND NOTES--45.5%
		Alabama--3.7%
5,000,000		Decatur, AL, IDB, (Series 1999) Weekly VRDNs (Trico Steel Company, LLC)/(Chase Manhattan Bank, New York LOC)	AA/A-1+		5,000,000
2,300,000	[2]	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	A-2		2,300,000

		TOTAL			7,300,000

		Florida--2.5%
4,950,000		Broward County, FL, Resource Recovery, Revenue Bonds (Series 2001A) (P Floats-PA 817) Weekly VRDNs (Wheelabrator South Broward Inc.)/(Merrill Lynch & Co., Inc. LOC)	A-1+		4,950,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Georgia--3.2%
$850,000		Bibb County, GA, Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	A-2		$850,000
4,300,000		Burke County, GA, Development Authority, PCR Bonds (Fourth Series 1994) Daily VRDNs (Georgia Power Co.)	A/A-1		4,300,000
1,275,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	VMIG1		1,275,000

		TOTAL			6,425,000

		Hawaii--0.5%
900,000		Hawaii State Housing Finance Development Corp., (Series A) Weekly VRDNs (Rental Housing Systems)/(Industrial Bank of Japan Ltd., Tokyo LOC)	VMIG1		900,000

		Idaho--1.3%
2,500,000		Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,500,000

		Indiana--1.8%
3,615,000		Lawrence, IN, Economic Development Revenue Bonds (Series 1998) Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois, N.A. LOC)	A+/A-1		3,615,000

		Kentucky--1.8%
3,600,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		3,600,000

		Michigan--0.5%
900,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	VMIG1		900,000

		Missouri--0.7%
1,490,000	[2]	Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	A-1+		1,490,000

		Montana--4.3%
8,500,000		Forsyth, Rosebud County, MT, PCR Bonds, Daily VRDNs (Pacificorp)	A-1		8,500,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Multi State--4.7%
$4,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	AAA/A-1		$4,500,000
4,815,461		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	VMIG1		4,815,461

		TOTAL			9,315,461

		New York--1.1%
2,200,000		New York City, NY, IDA, IDRB Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		2,200,000

		North Carolina--3.5%
7,000,000		Martin County, NC, IFA, Pollution Control Financing Authority Refunding Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-/A-2		7,000,000

		Ohio--0.7%
1,300,000		Cuyahoga County, OH, Hospital Authority, (Series 1997 D) Daily VRDNs (Cleveland Clinic)/(Bank of America, N.A. LIQ)	A-1+		1,300,000

		Texas--11.2%
4,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1996B) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	AAA/A-1+		4,000,000
5,500,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1996C) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	AAA/A-1+		5,500,000
8,500,000		Harris County, TX HFDC Revenue Bonds, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/A-1+		8,500,000
4,200,000		Harris County, TX HFDC Revenue Bonds, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA/A-1+		4,200,000

		TOTAL			22,200,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Virginia--3.5%
$6,000,000		Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A2		$6,000,000
1,000,000	[2]	Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	A-2		1,000,000

		TOTAL			7,000,000

		Wyoming--0.5%
1,000,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		1,000,000

		TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $90,195,461)			90,195,461

		TOTAL INVESTMENTS (IDENTIFIED COST $195,806,937)[3]			$196,245,777

Securities that are subject to alternative minimum tax represent 43.1% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2 - This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 This reflects the credit rating of the issuer or enhancer of the security, if applicable; the security is non-rated.

3 The cost of investments for federal tax purposes amounts to $195,806,937. The net unrealized appreciation of investments on a federal tax basis amounts to $438,840 which is comprised of $553,546 appreciation and $114,706 depreciation at September 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($198,196,138) at September 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2001

Assets:
Total investments in securities, at value (identified cost $195,806,937)		$196,245,777
Cash		142,440
Income receivable		1,455,415
Receivable for shares sold		8,000,389

TOTAL ASSETS		205,844,021

Liabilities:
Payable for investments purchased	$6,450,725
Payable for shares redeemed	982,428
Income distribution payable	109,999
Accrued expenses	104,731

TOTAL LIABILITIES		7,647,883

Net assets for 98,458,918 shares outstanding		$198,196,138

Net Assets Consist of:
Paid in capital		$197,757,839
Net unrealized appreciation of investments		438,840
Accumulated net realized loss on investments		(541)

TOTAL NET ASSETS		$198,196,138

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$83,179,740 ÷ 41,329,894 shares outstanding		$2.01

Institutional Service Shares:
$115,016,398 ÷ 57,129,024 shares outstanding		$2.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended September 30, 20011

Investment Income:
Interest			$2,553,859

Expenses:
Investment adviser fee		$394,572
Administrative personnel and services fee		144,809
Custodian fees		5,092
Transfer and dividend disbursing agent fees and expenses		41,933
Auditing fees		11,797
Legal fees		2,063
Portfolio accounting fees		58,048
Distribution services fee--Institutional Service Shares		112,349
Shareholder services fee--Institutional Service Shares		112,349
Share registration costs		102,662
Printing and postage		9,333
Insurance premiums		1,001
Taxes		5,419
Miscellaneous		1,395

TOTAL EXPENSES		1,002,822

Waivers and Reimbursements:
Waiver of investment adviser fee	$(394,572)
Waiver of distribution services fee--Institutional Service Shares	(67,410)
Reimbursement of other operating expenses	(314,654)

TOTAL WAIVERS AND REIMBURSEMENTS		(776,636)

Net expenses			226,186

Net investment income			2,327,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(541)
Net change in unrealized appreciation of investments			438,840

Net realized and unrealized gain on investments			438,299

Change in net assets resulting from operations			$2,765,972

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended 9/30/ 2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,327,673
Net realized loss on investments	(541)
Net change in unrealized appreciation of investments	438,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,765,972

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(764,651)
Institutional Service Shares	(1,563,022)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,327,673)

Share Transactions:
Proceeds from sale of shares	256,052,606
Net asset value of shares issued to shareholders in payment of distributions declared	1,475,137
Cost of shares redeemed	(59,769,904)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	197,757,839

Change in net assets	198,196,138

Net Assets:
Beginning of period	--

End of period	$198,196,138

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2001

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Institutional Service Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Period Ended 9/30/2001[1]
Institutional Shares:	Shares	Amount
Shares sold	43,068,404	$86,539,506
Shares issued to shareholders in payment of distributions declared	198,982	399,951
Shares redeemed	(1,937,492)	(3,893,858)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	41,329,894	$83,045,599

	Period Ended 9/30/2001[1]
Institutional Service Shares:	Shares	Amount
Shares sold	84,393,559	$169,513,100
Shares issued to shareholders in payment of distributions declared	535,138	1,075,186
Shares redeemed	(27,799,673)	(55,876,046)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	57,129,024	$114,712,240

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	98,458,918	$197,757,839

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

For the period ended September 30, 2001, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended September 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $184,324,508 and $105,045,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended September 30, 2001, were as follows:

Purchases	$88,590,019

Sales	$ 4,326,250

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the period ended September 30, 2001.

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Municipal Ultrashort Fund as of September 30, 2001, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from October 24, 2000 (date of initial public investment) to September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund at September 30, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period from October 24, 2000 (date of initial public investment) to September 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 9, 2001

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A Statement of Additional Information (SAI) dated November 30, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Cusip 31417P882

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25680 (11/01)

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Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

PROSPECTUS

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November 30, 2001

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing primarily in a portfolio of short-term, investment grade tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 11

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 17

Who Manages the Fund? 19

Financial Information 20

Independent Auditors' Report 41

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to federal alternative minimum tax (AMT) for individuals and corporations. The Fund's portfolio securities are primarily investment grade or of comparable quality. The Fund's investment adviser (Adviser) seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to change in interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) short-term securities with maturities greater than one year; (2) medium quality securities (i.e., securities rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or of comparable quality thereto); and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Liquidity Risks. There may be more limited trading opportunities for unrated or noninvestment grade tax exempt securities.
  Risks Associated with Noninvestment Grade Securities. Noninvestment grade securities may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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What are the Fund's Fees and Expenses?

FEDERATED MUNICIPAL ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses[4]	1.28%

1 Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2002.

Total Waivers of Fund Expenses	0.48%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) is 0.17% for the fiscal year ending September 30, 2002.

3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee the Fund's Institutional Service Shares expect to pay (after the anticipated voluntary waiver) is 0.20% for the fiscal year ending September 30, 2002.

4 Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 0.45% for the fiscal year ended September 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$130

3 Years	$406

5 Years	$702

10 Years	$1,545

What are the Fund's Investment Strategies?

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The Fund invests its assets so that normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Adviser, which actively manages the Fund's portfolio, seeks to maintain a low degree of share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates.

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The Adviser seeks higher returns than may be offered by a tax exempt money market fund by investing in: (1) securities with maturities greater than one year; (2) medium-quality securities; and (3) noninvestment grade securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

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The Fund invests at least 65% of its portfolio in investment grade tax exempt securities. The Fund may invest the remainder of its portfolio in noninvestment grade tax exempt securities. The Adviser performs a fundamental credit analysis on all tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Fund's investments in noninvestment grade securities will be more dependent on the Adviser's credit analysis than would be investment grade securities, because noninvestment grade securities, while generally offering higher yields, also involve greater risks. Consequently, in addition to the review process described above, the Adviser may, for example, visit the site that the issuer of a private activity bond is developing with the proceeds of the offering; and generally will engage in detailed discussions with the issuer regarding the offering.

Within the Fund's one-year portfolio duration goal, the Adviser may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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Because the Fund refers to municipal investments in its name, it has an investment policy that will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Certain of the tax exempt securities in which the Fund invests may have credit enhancement, which consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below BBB by an NRSRO, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their price more negatively, and their trading market may be more limited.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

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Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased payments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail


You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM


You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Municipal Ultrashort Fund's dividends will be exempt from taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:


Jeff A. Kozemchak



Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since October 2000. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A in Finance from the University of Pittsburgh.


ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout the Period).

Reference is made to the Independent Auditors' Report on page 41.

Period Ended 9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.00
Income From Investment Operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.08

Less Distributions:
Distributions from net investment income	(0.07)

TOTAL DISTRIBUTIONS	(0.07)

Net Asset Value, End of Period	$2.01

Total Return[2]	4.31%

Ratios to Average Net Assets:

Expenses	0.45%[3]

Net investment income	3.47%[3]

Expense waiver/reimbursement[4]	1.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$115,016

Portfolio turnover	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2001

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--53.5%
		Alabama--1.5%
$1,000,000	[2]	Huntsville, AL, GO UT Warrants, 5.375%, 12/1/2003	AA		$1,002,050
2,000,000		Selma, AL IDB, Annual Tender PCR Refunding Bonds (Series 1993B), 4.25% TOBs (International Paper Co.) 7/15/2002	BBB		2,012,520

		TOTAL			3,014,570

		Arkansas--0.9%
710,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2002	A		718,428
720,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A		737,309
310,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A		318,516

		TOTAL			1,774,253

		California--2.8%
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB		1,020,540
500,000		San Diego, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.50% (Hollywood Palms Apartments)/(Fannie Mae GTD), 5/1/2003	AAA		503,245
3,405,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	A1		3,427,541
600,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	A1		603,972

		TOTAL			5,555,298

		Colorado--0.5%
720,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2000), 5.20% (Evangelical Lutheran Good Samaritan Society), 12/1/2001	A-		723,017
240,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 4.50%, 12/1/2002	BBB+		242,729

		TOTAL			965,746

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Florida--0.5%
$1,000,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		$998,590

		Georgia--0.5%
1,000,000		Crisp County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 4.90% TOBs (International Paper Co.), 3/1/2002	BBB		1,005,810

		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	A		1,044,890

		Illinois--2.1%
670,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series 1996B), 5.125% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.25%), 2/15/2002	A-		674,991
920,000		Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A		944,803
500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA		512,580
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Refunding Revenue Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas LOC), 2/1/2004	AA-/A-1+		2,088,920

		TOTAL			4,221,294

		Indiana--1.5%
1,500,000		Huntington County, IN, Community School Corp., 4.10% TANs, 12/28/2001	NR		1,503,990
1,225,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	A2		1,237,507
250,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	A2		252,552

		TOTAL			2,994,049

		Kansas--2.3%
3,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	A2		3,000,480
110,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2002	AA		110,733
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Kansas--continued
$110,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	AA		$113,054
120,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	AA		124,990
125,000	[2]	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	AA		131,357
1,082,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	A-		1,082,866

		TOTAL			4,563,480

		Kentucky--0.7%
1,400,000		Maysville, KY, Solid Waste Disposal Facilities Revenue Bonds (Series 1992), 3.05% CP (Inland Container Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/6/2001	BBB		1,400,000

		Louisiana--2.8%
500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB		518,530
3,035,000		Louisiana State Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, 5.50% TOBs (Loop, Inc.), Mandatory Tender 6/1/2002	A		3,074,789
1,900,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,916,872

		TOTAL			5,510,191

		Massachusetts--0.6%
1,155,000		Massachusetts HEFA, Revenue Bonds (Series C), 4.00% (Milton Hospital), 7/1/2002	BBB+		1,161,826

		Michigan--2.1%
1,000,000		Detroit, MI, Self-Insurance LT GO, (Series 1995A), 5.70% (Original Issue Yield: 5.75%), 5/1/2002	BBB+		1,017,200
925,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	Baa1		930,901
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-		515,875
900,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB		900,000
750,000		Tahquamenon, MI, Area School District, 4.00% TRANs, 6/28/2002	NR		752,096

		TOTAL			4,116,072

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Missouri--0.5%
$705,000		Missouri State Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+		$715,624
250,000		Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A		258,218

		TOTAL			973,842

		Nebraska--2.0%
2,375,000	[2]	Douglas County, NE, Variable Rate Demand IDRB (Series 1984), 4.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2001	BBB		2,376,092
1,590,000	[2]	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 4.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2001	BBB		1,590,747

		TOTAL			3,966,839

		Nevada--1.1%
2,000,000		Clark County, NV, School District, GO LT, (Series 2001F), (FSA INS), 5.00%, 6/15/2004	AAA		2,113,860

		New Hampshire--1.0%
2,000,000	[2]	Claremont, NH, 5.25% TANs, 12/28/2001	Baa1		2,012,320

		New Jersey--1.0%
1,000,000		Cumberland County, NJ, Utilities Authority, Project Notes (Series 2000), 5.375%, 1/1/2002	NR		1,007,230
1,000,000	[2]	Wildwood, NJ, 4.375% BANs, 3/8/2002	Baa2		1,008,090

		TOTAL			2,015,320

		New York--3.7%
5,000,000		Ogdensburg, NY, Enlarged City School District, GO UT, 3.75% RANs, 6/28/2002	NR		5,014,301
1,250,000		Long Island Power Authority, NY, Electrical System Revenue Bonds (Series A), 5.25%, 12/1/2002	A-		1,289,900
1,000,000		New York State Dormitory Authority, (Mt. Sinai NYU Health Obligated Group), (Series 2000B), 5.40%, 07/01/2022	BBB		1,000,000

		TOTAL			7,304,201

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		North Carolina--2.4%
$2,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		$2,050,500
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Revenue Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+		1,050,360
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+		1,552,110

		TOTAL			4,652,970

		Ohio--7.9%
500,000		Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		500,710
1,240,000		Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	A1		1,287,467
1,230,000	[2]	Franklin County, OH IDA, Revenue Bonds, 2.75% TOBs (C M Media, Inc.)/(KeyBank, N.A. LOC), Optional Tender 3/1/2002	A		1,230,000
1,120,000		Franklin County, OH, Refunding Revenue Bonds, 4.20% (Capitol South Community Urban Redevelopment Corp.), 6/1/2002	NR		1,128,781
900,000		Knox County, OH, Hospital Facilities Refunding Revenue Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		920,079
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds (Series A), 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-		3,154,140
1,000,000		Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.) 9/1/2003	BBB-		1,001,260
4,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+		4,001,640
1,000,000		Ohio State Air Quality Development Authority, (Series A), 4.85% TOBs (Ohio Edison Co.) 2/1/2003	Baa2		1,004,690
1,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 5.35% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2002	Baa3		1,010,350
500,000		Ohio State Water Development Authority, Refunding Revenue Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-		499,415

		TOTAL			15,738,532

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Oklahoma--4.0%
$8,000,000		Oklahoma Student Loan Authority, Subordinate Auction Rate Notes (Series 2001B1), 2.62%, 06/01/2031	A		$8,000,000

		Oregon--0.5%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA		1,048,080

		Pennsylvania--0.6%
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB		340,636
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB		423,152
415,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		436,924

		TOTAL			1,200,712

		Rhode Island--1.5%
1,000,000	[2]	Johnston, RI, (Series 2001), 3.35% BANs, 6/20/2002	BBB-		1,000,428
2,000,000	[2]	Johnston, RI, (Series 2001), 3.50% BANs, 6/20/2002	BBB-		2,004,780

		TOTAL			3,005,208

		South Dakota--0.3%
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+		520,215

		Texas--4.1%
1,500,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB		1,535,310
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series A), 4.80% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2003	BBB		1,015,400
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series A), 5.95% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2003	BB		1,934,500
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(Fleet National Bank LOC), Mandatory Tender 11/1/2006	A+		1,003,660
1,500,000		Lewisville, TX, Tax Anticipation Notes (Series 2001), 4.00%, 2/15/2004	NR		1,524,660
1,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,000,910

		TOTAL			8,014,440

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Utah--1.7%
$3,300,000		Box Elder County, UT, PCR Bonds, 2.475% TOBs (Nucor Corp.), Optional Tender 10/1/2002	VMIG1		$3,300,000

		Virginia--0.5%
1,000,000		Louisa, VA, IDA, (Series 1997A), 5.15% TOBs (Virginia Electric Power Co.), Mandatory Tender 4/1/2002	A-/A-1		1,007,620

		Wisconsin--0.9%
400,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2002	A+		406,508
1,000,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+		1,027,940
150,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		154,560
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		124,192
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,108

		TOTAL			1,848,308

		Wyoming--0.5%
1,000,000		Albany County, WY, PCR Bonds (Series 1985), 5.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2001	BBB-		1,001,780

		TOTAL SHORT-TERM MUNICIPAL BONDS (IDENTIFIED COST $105,611,476)			106,050,316

		VARIABLE RATE DEMAND NOTES--45.5%
		Alabama--3.7%
5,000,000		Decatur, AL, IDB, (Series 1999) Weekly VRDNs (Trico Steel Company, LLC)/(Chase Manhattan Bank, New York LOC)	AA/A-1+		5,000,000
2,300,000	[2]	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	A-2		2,300,000

		TOTAL			7,300,000

		Florida--2.5%
4,950,000		Broward County, FL, Resource Recovery, Revenue Bonds (Series 2001A) (P Floats-PA 817) Weekly VRDNs (Wheelabrator South Broward Inc.)/(Merrill Lynch & Co., Inc. LOC)	A-1+		4,950,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Georgia--3.2%
$850,000		Bibb County, GA, Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	A-2		$850,000
4,300,000		Burke County, GA, Development Authority, PCR Bonds (Fourth Series 1994) Daily VRDNs (Georgia Power Co.)	A/A-1		4,300,000
1,275,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	VMIG1		1,275,000

		TOTAL			6,425,000

		Hawaii--0.5%
900,000		Hawaii State Housing Finance Development Corp., (Series A) Weekly VRDNs (Rental Housing Systems)/(Industrial Bank of Japan Ltd., Tokyo LOC)	VMIG1		900,000

		Idaho--1.3%
2,500,000		Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,500,000

		Indiana--1.8%
3,615,000		Lawrence, IN, Economic Development Revenue Bonds (Series 1998) Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois, N.A. LOC)	A+/A-1		3,615,000

		Kentucky--1.8%
3,600,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		3,600,000

		Michigan--0.5%
900,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	VMIG1		900,000

		Missouri--0.7%
1,490,000	[2]	Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	A-1+		1,490,000

		Montana--4.3%
8,500,000		Forsyth, Rosebud County, MT, PCR Bonds, Daily VRDNs (Pacificorp)	A-1		8,500,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Multi State--4.7%
$4,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	AAA/A-1		$4,500,000
4,815,461		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	VMIG1		4,815,461

		TOTAL			9,315,461

		New York--1.1%
2,200,000		New York City, NY, IDA, IDRB Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		2,200,000

		North Carolina--3.5%
7,000,000		Martin County, NC, IFA, Pollution Control Financing Authority Refunding Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-/A-2		7,000,000

		Ohio--0.7%
1,300,000		Cuyahoga County, OH, Hospital Authority, (Series 1997 D) Daily VRDNs (Cleveland Clinic)/(Bank of America, N.A. LIQ)	A-1+		1,300,000

		Texas--11.2%
4,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1996B) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	AAA/A-1+		4,000,000
5,500,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1996C) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	AAA/A-1+		5,500,000
8,500,000		Harris County, TX HFDC Revenue Bonds, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/A-1+		8,500,000
4,200,000		Harris County, TX HFDC Revenue Bonds, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA/A-1+		4,200,000

		TOTAL			22,200,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Virginia--3.5%
$6,000,000		Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		$6,000,000
1,000,000	[2]	Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	A-2		1,000,000

		TOTAL			7,000,000

		Wyoming--0.5%
1,000,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		1,000,000

		TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $90,195,461)			90,195,461

		TOTAL INVESTMENTS (IDENTIFIED COST $195,806,937)[3]			$196,245,777

Securities that are subject to alternative minimum tax represent 43.1% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2 - This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 This reflects the credit rating of the issuer or enhancer of the security, if applicable; the security is non-rated.

3 The cost of investments for federal tax purposes amounts to $195,806,937. The net unrealized appreciation of investments on a federal tax basis amounts to $438,840 which is comprised of $553,546 appreciation and $114,706 depreciation at September 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($198,196,138) at September 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2001

Assets:
Total investments in securities, at value (identified cost $195,806,937)		$196,245,777
Cash		142,440
Income receivable		1,455,415
Receivable for shares sold		8,000,389

TOTAL ASSETS		205,844,021

Liabilities:
Payable for investments purchased	$6,450,725
Payable for shares redeemed	982,428
Income distribution payable	109,999
Accrued expenses	104,731

TOTAL LIABILITIES		7,647,883

Net assets for 98,458,918 shares outstanding		$198,196,138

Net Assets Consist of:
Paid in capital		$197,757,839
Net unrealized appreciation of investments		438,840
Accumulated net realized loss on investments		(541)

TOTAL NET ASSETS		$198,196,138

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$83,179,740 ÷ 41,329,894 shares outstanding		$2.01

Institutional Service Shares:
$115,016,398 ÷ 57,129,024 shares outstanding		$2.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended September 30, 20011

Investment Income:
Interest			$2,553,859

Expenses:
Investment adviser fee		$394,572
Administrative personnel and services fee		144,809
Custodian fees		5,092
Transfer and dividend disbursing agent fees and expenses		41,933
Auditing fees		11,797
Legal fees		2,063
Portfolio accounting fees		58,048
Distribution services fee--Institutional Service Shares		112,349
Shareholder services fee--Institutional Service Shares		112,349
Share registration costs		102,662
Printing and postage		9,333
Insurance premiums		1,001
Taxes		5,419
Miscellaneous		1,395

TOTAL EXPENSES		1,002,822

Waivers and Reimbursements:
Waiver of investment adviser fee	$(394,572)
Waiver of distribution services fee--Institutional Service Shares	(67,410)
Reimbursement of other operating expenses	(314,654)

TOTAL WAIVERS AND REIMBURSEMENTS		(776,636)

Net expenses			226,186

Net investment income			2,327,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(541)
Net change in unrealized appreciation of investments			438,840

Net realized and unrealized gain on investments			438,299

Change in net assets resulting from operations			$2,765,972

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended 9/30/ 2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,327,673
Net realized loss on investments	(541)
Net change in unrealized appreciation of investments	438,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,765,972

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(764,651)
Institutional Service Shares	(1,563,022)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,327,673)

Share Transactions:
Proceeds from sale of shares	256,052,606
Net asset value of shares issued to shareholders in payment of distributions declared	1,475,137
Cost of shares redeemed	(59,769,904)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	197,757,839

Change in net assets	198,196,138

Net Assets:
Beginning of period	--

End of period	$198,196,138

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2001

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Institutional Service Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Period Ended 9/30/2001[1]
Institutional Shares:	Shares	Amount
Shares sold	43,068,404	$86,539,506
Shares issued to shareholders in payment of distributions declared	198,982	399,951
Shares redeemed	(1,937,492)	(3,893,858)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	41,329,894	$83,045,599

	Period Ended 9/30/2001[1]
Institutional Service Shares:	Shares	Amount
Shares sold	84,393,559	$169,513,100
Shares issued to shareholders in payment of distributions declared	535,138	1,075,186
Shares redeemed	(27,799,673)	(55,876,046)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	57,129,024	$114,712,240

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	98,458,918	$197,757,839

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended September 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $184,324,508 and $105,045,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended September 30, 2001, were as follows:

Purchases	$88,590,019

Sales	$ 4,326,250

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the period ended September 30, 2001.

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED FIXED INCOME SECURITIES FUND, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Municipal Ultrashort Fund as of September 30, 2001, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from October 24, 2000 (date of initial public investment) to September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund at September 30, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period from October 24, 2000 (date of initial public investment) to September 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 9, 2001

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A Statement of Additional Information (SAI) dated November 30, 2001 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Cusip 31417P874

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25681 (11/01)

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Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

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STATEMENT OF ADDITIONAL INFORMATION



November 30, 2001

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Municipal Ultrashort Fund (Fund), dated November 30, 2001. Obtain the prospectuses without charge by calling 1-800-341-7400.



Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

25683 (11/01)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 6

Subaccounting Services 6

Redemption in Kind 6

Account and Share Information 7

Tax Information 7

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 11

Who is Federated Investors, Inc.? 13

Investment Ratings 14

Addresses 16

How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

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The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further details regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

PACS

PACs (planned amortization classes) are a sophisticated form of municipal mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies with like investment objectives, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks.

The Fund may trade in the following types of derivative contracts:

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund may buy and sell interest rate and index futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy call options on portfolio securities and municipal bond or U.S. Treasury futures contracts in anticipation of an increase in the value of the underlying asset;
  buy put options on portfolio securities and municipal bond or U.S. Treasury futures contracts in anticipation of a decrease in the value of the underlying asset; and
  buy or write options to close out existing options.

The Fund may not buy or sell futures contracts or related options if the margin deposits and premiums paid for these securities would exceed 5% of the market value of the Fund's total assets.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Special Transactions

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risk in the event of a counterparty default.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivatives contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but it will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Liquidity Risks

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

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The Fund's investment objective is to provide current income exempt from federal regular income tax. Under normal circumstances, the Fund will invest so that at least 80% of its net assets are in tax exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The investment objective and policies may not be changed by the Fund's Directors without shareholder approval.

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INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

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All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

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As of November 1, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Federated Investment Management Company, Pittsburgh, PA, owned approximately 2,500,000 shares (5.41%); Kenneburt & Co., Birmingham, AL, owned approximately 15,039,201 shares (32.54%) Citizens Bank of Rhode Island, Providence, RI, owned approximately 3,313,432 shares (7.17%); Steinberg, E.L., Palm Beach, FL, owned approximately 4,001,912 shares (8.66%); Central Carolina Bank & Trust, Durham, NC, owned approximately 4,231,703 shares (7.07%); Peter Wolofsky, c/o Auto Toy Store, Inc., Boca Raton, FL, owned approximately 3,375,621 shares (5.64%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

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The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Corporation; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Director from the Corporation for its most recent fiscal year, if applicable; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation comprises five funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Corporation††	Total Compensation From Corporation and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND DIRECTOR

Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

		NA	$0 for the Corporation and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).

		NA	$128,847.72 for the Corporation and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR

Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

		NA	$128,847.66 for the Corporation and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR

Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.

		NA	$126,923.53 for the Corporation and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Corporation††	Total Compensation From Corporation and Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR

Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems).

Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

		NA	$115,368.16 for the Corporation and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.

		NA	$117,117.17 for the Corporation and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR

Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation.

Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

		NA	$117,117.14 for the Corporation and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR

Director or Trustee of some of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		NA	$128,847.66 for the Corporation and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR

Director or Trustee of the Federated Fund Complex; Chancellor, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

		NA	$117,117.14 for the Corporation and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR

Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.

		NA	$117,117.17 for the Corporation and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR

Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.

		NA	$117,117.17 for the Corporation and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND DIRECTOR

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		NA	$0 for the Corporation and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Corporation††	Total Compensation From Corporation and Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		NA	$0 for the Corporation and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY

Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

		NA	$0 for the Corporation and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER

Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

		NA	$0 for the Corporation and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT

President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

		NA	$0 for the Corporation and 36 other investment companies in the Fund Complex

William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		NA	$0 for the Corporation and 25 other investment companies in the Fund Complex

Joseph M. Balestrino Birth Date: November 3, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

		NA	$0 for the Corporation and 3 other investment companies in the Fund Complex

Jeff A. Kozemchak Birth Date: January 15, 1960 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT

Jeff A. Kozemchak has been the Fund's Portfolio Manager since 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

		NA	$0 for the Corporation and 1 other investment companies in the Fund Complex

* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

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†† The Fund will not have Director Fee expenses until the final quarter of 2001.

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INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS


The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31	2001
Advisory Fee Earned	$394,572

Advisory Fee Reduction	394,572

Advisory Fee Reimbursement	--

Brokerage Commissions	--

Administrative Fee	144,809

12b-1 Fee:

Institutional Service Shares	44,939

Shareholder Services Fee:

Institutional Shares	--

Institutional Service Shares	112,349


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance periods ended September 30, 2001.



Yield, Effective Yield and Tax-Equivalent Yield are given for the 30-day period ended September 30, 2001.


	30-Day Period	Start of Performance on 10/24/2000
Institutional Shares:
Total Return		4.96%
Yield	2.98%
Tax-Equivalent Yield	4.93%

	30-Day Period	Start of Performance on 10/24/2000
Institutional Service Shares:
Total Return		4.60%
Yield	2.63%
Tax-Equivalent Yield	4.35%

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

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YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

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Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


Taxable Yield Equivalent for 2001 -Multistate Municipal Funds
Federal Income Tax Bracket:	15.00%	28.00%	31.00%	36.00%	39.60%
Joint Return	$1-45,200	$45,201-109,250	$109,251-166,450	$166,451-297,300	Over $297,300

Single Return	$1-27,050	$27,051-65,550	$65,551-136,750	$136,750-297,300	Over $297,300

Tax Exempt Yield:	Taxable Yield Equivalent:
 0.50%	 0.59%	 0.69%	 0.72%	 0.78%	 0.83%
 1.00%	 1.18%	 1.39%	 1.45%	 1.56%	 1.66%
 1.50%	 1.76%	 2.08%	 2.17%	 2.34%	 2.48%
 2.00%	 2.35%	 2.78%	 2.90%	 3.13%	 3.31%
 2.50%	 2.94%	 3.47%	 3.62%	 3.91%	 4.14%
 3.00%	 3.53%	 4.17%	 4.35%	 4.69%	 4.97%
 3.50%	 4.12%	 4.86%	 5.07%	 5.47%	 5.79%
 4.00%	 4.71%	 5.56%	 5.80%	 6.25%	 6.62%
 4.50%	 5.29%	 6.25%	 6.52%	 7.03%	 7.45%
 5.00%	 5.88%	 6.94%	 7.25%	 7.81%	 8.28%
 5.50%	 6.47%	 7.64%	 7.97%	 8.59%	 9.11%
 6.00%	 7.06%	 8.33%	 8.70%	 9.38%	 9.93%
 6.50%	 7.65%	 9.03%	 9.42%	10.16%	10.76%
 7.00%	 8.24%	 9.72%	10.14%	10.94%	11.59%
 7.50%	 8.82%	10.42%	10.87%	11.72%	12.42%
 8.00%	 9.41%	11.11%	11.59%	12.50%	13.25%
 8.50%	10.00%	11.81%	12.32%	13.28%	14.07%
 9.00%	10.59%	12.50%	13.04%	14.06%	14.90%
 9.50%	11.18%	13.19%	13.77%	14.84%	15.73%
10.00%	11.76%	13.89%	14.49%	15.63%	16.56%
10.50%	12.35%	14.58%	15.22%	16.41%	17.38%
11.00%	12.94%	15.28%	15.94%	17.19%	18.21%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lehman Brothers Municipal 1-Year Index



The Lehman Brothers Municipal 1-Year Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax.


Lipper Institutional Tax-Exempt Money Market Fund Index

The Lipper Institutional Tax-Exempt Money Market Fund Index is an index of funds with dollar weighted average maturities of less than 90 days that invest in municipal obligations and intend to keep constant net asset value.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MUNICIPAL ULTRASHORT FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the Period Ended September 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Investment Review

PERFORMANCE

From its start of performance on October 24, 2000 through September 30, 2001, Federated Municipal Ultrashort Fund produced a total return of 4.65%1 for the Institutional Shares (IS) and 4.31%1 for the Institutional Service Shares (SS). These total return figures represent tax-exempt dividend income, as well as 0.5% of share price appreciation due to declining interest rates. These returns exceeded the Lipper Tax-Exempt Money Market Fund Index2,3 average return of 2.50% over the 11-month period, but lagged the Lehman Brothers Municipal 1-Year Index4 average return of 5.99%. The duration5 of the fund (0.4-0.7 years) was shorter than that of the Lehman Index (1.3 years) but longer than that of the Lipper Index (0.11 years). The structure and duration of the fund, with over 40% in variable rate demand notes (VRDNs), makes it likely to underperform the Lehman Index in periods of rapidly declining interest rates.

The fund's returns since inception are equivalent to taxable returns of 7.37% (IS) and 6.81% (SS) for investors in the highest federal tax bracket of 39.6%.

The fund's goal is to provide higher income than municipal money market funds generally provide while maintaining a very low degree of share-price fluctuation.3 The fund's net asset value (NAV) increased from $2.00 at inception to $2.01 over the period as interest rates declined significantly.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. The Lipper Index is unmanaged.

3 The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

4 The Lehman Brothers Municipal 1-Year Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa that mature in at least one but no more than two years. As of January 1996, the Lehman Index also includes zero coupon bonds and bonds subject to the alternative minimum tax. These figures do not reflect sales charges.

5 Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to change in interest rates than securities of shorter durations.

Over the reporting period, the fund produced an income return of 4.15% (IS) and 3.81% (SS) from dividends exempt from federal regular income taxes.6 For investors at the highest federal tax bracket, these distributions were comparable to tax-equivalent income returns of 6.87% (IS) and 6.31% (SS).

After a period of sharply declining interest rates, the fund's yield is still significantly above similar maturity and quality municipal notes and bonds that are currently being issued in the market. For example, a MIG-1 rated six-month maturity municipal note issued on September 30, 2001 had a yield of only 2.10%, illustrating the attractiveness of the fund.

MARKET OVERVIEW

Despite an apparent sharp deceleration in economic activity, the Federal Reserve Board (the "Fed") left interest rates unchanged through year-end 2000 and only moved to change its policy bias toward "risks weighted mainly towards conditions that may generate economic weakness" on December 19, 2000. However, market sentiment recognized this shift early in December and interest rates began to decline rapidly in advance of the December Fed meeting.

On January 3, 2001, the Fed announced a surprise 50 basis point rate reduction, moving the federal funds rate target from 6.5% to 6.0%. Nonetheless, continued turmoil in the equity markets took its toll on consumer confidence and economic indicators continued to soften quickly. The Fed continued to ease monetary policy very aggressively in 2001, lowering the federal funds target rate by another 300 basis points to 3.0% at the end of the reporting period. After the reporting period ended, the Fed eased an additional 50 basis points on October 2 and November 6, 2001, bringing the federal fund's target rate to 2.0%. The federal funds rate target now stands at its lowest point in decades.

It now appears that we are near or in an economic recession, which has been worsened at least over the short-term by the terrorist attacks in September. Consumer, business and investor confidence have been badly shaken by these events, and the Fed is attempting to mitigate the damage as well as stimulate a deflating economy.

In this economic environment, the behavior of short-term bonds in the municipal market continued to be very positive, following the lead of two and five year Treasury notes. The municipal market continues to benefit from a lack of new issue supply relative to demand, and new issue supply is well received from both retail and institutional investors.

6 Income may be subject to the alternative minimum tax and state and local taxes.

Interest rates on the short end of the municipal yield curve were highly influenced by the Fed's actions. Interest rates as measured by the 2-year, AA-rated, municipal bond started the period at a high of 4.50%, declined to 3.65% by mid-January, traded to 3.50% in early May, and then moved steadily lower to end the period at 2.65%. In this interest rate environment, bonds on the short-end of the curve performed very well relative to their longer-term counterparts on a year-to-date basis, as the yield curve steepened significantly as short-term bond yields fell more than long-term yields.

FUND STRATEGY

Since its inception on October 24, 2000, the fund has attracted strong investor interest as net assets have grown to over $198 million at September 30, 2001. Portfolio strategy has concentrated on achieving a significant yield advantage versus municipal money market funds,3 maintaining liquidity and quality in this rapid asset-gathering phase, and achieving proper diversification in investments. Fund investments include exposure to VRDNs, many of them bank-enhanced, as well as the healthcare, electric utility, industrial development, and general obligation sectors.

Because short-term rates were falling rapidly and the fund's yield was higher than the yields of direct market securities and municipal money market funds over the reporting period, investors found the fund an attractive investment, particularly so in a difficult environment for equities.

The fund's structure, with over 40% in VRDNs, is highly liquid, leaving the fund's distribution yield highly responsive to interest rate changes and contributing some stability to the net asset value of the fund. The balance of the portfolio, approximately 60%, is primarily invested in fixed-rate bonds and notes with effective maturities from several months to three years. In a declining interest rate environment, these fixed-rate purchases helped to maintain the positive yield spread of the fund compared to money market funds.

The fund's typical operating duration range is 0.5 years to 1.0 years. At the end of the reporting period, the fund's duration was approximately 0.66 years reflecting significant asset growth and some difficulty in finding attractive investment opportunities in the one- to three-year range. With short-term rates likely to move even lower and the yield curve steepen further, we are likely to slightly lengthen the duration and take advantage of the yield pick-up versus VRDNs.

At the end of the reporting period, the fund had over 70% of its assets in issues rated or assessed by the adviser as "A" or better. The fund's average quality rating is A1/A+, reflecting our bias to maintain investment grade quality in a slowing economy.

We continue to look for securities with favorable liquidity characteristics and structural features. Coupon selection and protection are important determinants of how a short-term bond will perform as interest rates vary. Because high quality bonds perform best in markets with a slowing economy, new purchases have concentrated on quality and liquidity. Going forward, we are likely to continue to emphasize these attributes.

MARKET OUTLOOK

We anticipate recessionary pressures to continue into 2002. Given the current economic environment, namely precautionary consumer and business behavior, overcapacity, a negative wealth effect from weak equity prices and the negative income effect from job losses, we believe the Fed will push rates lower in the fall and in the first half of 2002.

Accordingly, we plan to closely monitor economic and market developments, attempt to derive an appropriate average maturity and attempt to maximize performance through ongoing relative value analysis. Finally, we expect the supply of new issue municipal bonds will be relatively low in relation to strong demand, and municipal issues will perform well for upper-income tax bracketed investors on an after-tax total return basis.

Thank you for your investment in the Federated Municipal Ultrashort Fund.

INSTITUTIONAL SHARES

Growth of $10,000 Invested in Federated Municipal Ultrashort Fund

Cumulative Total Return for the Period Ended 9/30/2001
Start of Performance (10/24/2000)	4.65%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2001 compared to the Lehman Brothers 1-Year Municipal Bond Index ("LB1MB") and the Lipper Tax-Exempt Money Funds Index ("LTEMFI").2

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and LTEMFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LB1MB and LTEMFI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged. The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

INSTITUTIONAL SERVICE SHARES

Growth of $10,000 Invested in Federated Municipal Ultrashort Fund

Cumulative Total Return for the Period Ended 9/30/2001
Start of Performance (10/24/2000)	4.31%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (Institutional Service Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2001 compared to the Lehman Brothers 1-Year Municipal Bond Index ("LB1MB") and the Lipper Tax-Exempt Money Funds Index ("LTEMFI").2

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and LTEMFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LB1MB and LTEMFI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged. The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P882
Cusip 31417P874

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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